Offerings	Aug. 25, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value per share
Fee Rate	0.01381%
Offering Note	Note 1.a. An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Class A common stock, par value $0.01 per share ("Class A common stock"), is being registered as may be issued from time to time upon conversion of any debt securities or shares of preferred stock that are convertible into Class A common stock or exercise of warrants that are exercisable for Class A common stock or pursuant to any anti-dilution adjustments with respect to any such convertible debt securities, shares of preferred stock or warrants. Note 1.b. Includes rights to acquire Class A common stock or preferred stock of the Company under any shareholder rights plan then in effect, if applicable under the terms of any such plan. Note 1.c. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee. (2) Includes rights to acquire Class A common stock or preferred stock of the Company under any shareholder rights plan then in effect, if applicable under the terms of any such plan. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Offering Notes 1.a and 1.c.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Offering Notes 1.a and 1.c. The warrants covered by this Registration Statement may be preferred share warrants, common share warrants or depositary share warrants.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	See Offering Notes 1.a and 1.c.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See Offering Notes 1.a and 1.c.